Employee benefits - Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	€ 185.4	€ 187.8	€ 165.1
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	266.7	267.6	€ 244.0
Foreign defined benefit plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	188.4	190.9
Foreign defined benefit plans | Present value of defined benefit obligation | Germany
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	117.5	121.8
Foreign defined benefit plans | Present value of defined benefit obligation | Sweden
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	59.8	56.7
Foreign defined benefit plans | Present value of defined benefit obligation | Italy
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	5.3	5.1
Foreign defined benefit plans | Present value of defined benefit obligation | Austria
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	2.8	4.2
Foreign defined benefit plans | Present value of defined benefit obligation | Sub-total
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	185.4	187.8
Foreign defined benefit plans | Present value of defined benefit obligation | Other countries
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	€ 3.0	€ 3.1